Vista Capital Appreciation Fund
FUND SUMMARY – VISTA CAPITAL APPRECIATION FUND
Investment Objective:
The Fund's primary goal is to achieve long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 10 of the Fund's Prospectus.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees Vista Capital Appreciation Fund (USD $)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net assets)	1.00%	none
Redemption Fee (as a percentage of amounts redeemed within 30 days of purchase)	2.00%	2.00%
Wire Transfer Fee	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vista Capital Appreciation Fund		Class A	Class C
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	1.49%	1.49%
Total Annual Fund Operating Expenses		2.99%	3.74%
Fee Waivers and Expense Reimbursement	[2]	(0.74%)	(0.74%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		2.25%	3.00%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses through December 31, 2012. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor.

Example of Hypothetical Fund Costs:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for fee waiver and/or expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Vista Capital Appreciation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	790	1,381	1,996	3,644
Class C	303	1,076	1,868	3,937

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate for the Fund for the fiscal year ended July 31, 2011 was 16.84%.

Principal Investment Strategies

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. and foreign companies that the Fund’s portfolio managers believe have potential for long-term growth. The Fund’s portfolio managers use a disciplined process to identify businesses that they believe have competitive advantages, sound financials, strong cash flows and talented management teams who have exhibited a commitment to their companies (such as through significant stock ownership). During their review, the portfolio managers attempt to exclude companies engaging in practices that dilute shareholder value, such as payment of unreasonable compensation to executives through excessive stock-based compensation plans, or the existence or appearance of waste of corporate assets. From the information gathered through this process, the portfolio managers create earnings models that make projections about a company’s future financial performance, and proprietary valuation models that determine a reasonable price at which the Fund should purchase the company’s stock. The Fund seeks to purchase securities that trade at reasonable prices or prices below the companies’ intrinsic values.

The Fund invests primarily in equity securities of companies of all market capitalizations, including common stocks and common stock equivalents (such as rights, warrants and convertible securities), equity real estate investment trusts (REITs), and publicly-traded master limited partnerships and royalty trusts that typically invest in commodities or real estate. The Fund may invest a substantial portion of its assets in equity securities of foreign companies located in developed and emerging markets. The Fund may invest in foreign securities directly, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs), which are issued by a bank or trust company and represent ownership of underlying securities issued by a foreign company. ADRs may be sponsored or unsponsored.

Although the Fund is a diversified mutual fund, the Fund’s investment strategy emphasizes the application of diligent research to find investments that meet strict investment criteria. As a result, the Fund may invest in fewer stocks compared with other mutual funds that are more broadly diversified, and there could be a significant delay between the time that an investment is made in the Fund and the time that the Fund invests the proceeds.

Principal Risks of Investing in the Fund:

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

Market Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Management Risk: The Sub-Advisor’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Foreign Securities Risk: The Fund may directly (or through ADRs or GDRs) invest in foreign securities, which are subject to additional risks not typically associated with investments in domestic securities, such as currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Depositary receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.

Emerging Market Risk: The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.

Small and Mid-Size Company Risk: Small and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

REIT Risk: The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

Diversification Risk: Although the Fund is diversified, it may invest a greater percentage of its assets in a fewer number of stocks compared with other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

Sector Focus Risk: From time to time, the Fund may focus its investments in particular sectors, such as real estate, energy or steel and metals, and weakness in these sectors could result in significant losses to the Fund. Companies in each of these industries are subject to a number of risks discussed in more detail above. For example, companies in the real estate sector are subject to possible declines in the value of real estate, adverse general and local economic conditions and environmental problems. Energy companies may be significantly affected by supply and demand factors, including weather, and general economic, social and political conditions, and by changes in domestic or foreign government regulation of energy related industries. The steel and metals sector can be significantly affected by events relating to international political and economic developments, energy conservation, commodity prices, competition and tax and other government regulations.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing changes in its Class A performance from year to year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.  The Fund acquired all of the assets and liabilities of the Mirzam Capital Appreciation Fund (the “Predecessor Fund”), a series of the Unified Series Trust, in a tax-free reorganization on February 17, 2012. In connection with this acquisition, Class A shares of the Predecessor Fund were exchanged for Class A shares of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund Class A shares. Updated performance information is available at www.vrmfunds.com or by calling 1-877-477-7373.

Annual Total Returns

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 26.43% (quarter ended June 30, 2009), and the lowest return for a quarter was (20.25%) (quarter ended September 30, 2008). The Fund’s Class A year-to-date return for the period ended September 30, 2011 was (18.92%).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Vista Capital Appreciation Fund	1 Year	Since Inception
S&P 500 Index (reflects no deduction for fees, expenses or taxes	15.09%	(2.05%)	[1]
Class A	12.51%	3.46%	[1]
Class A After Taxes on Distributions	12.14%	2.97%	[1]
Class A After Taxes on Distributions and Sales of Fund Shares	8.10%	2.64%	[1]
[1]	Fund Inception Date 08/14/07

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jun 26, 2012
Vista Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – VISTA CAPITAL APPRECIATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary goal is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 10 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate for the Fund for the fiscal year ended July 31, 2011 was 16.84%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.84%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Hypothetical Fund Costs:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for fee waiver and/or expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. and foreign companies that the Fund’s portfolio managers believe have potential for long-term growth. The Fund’s portfolio managers use a disciplined process to identify businesses that they believe have competitive advantages, sound financials, strong cash flows and talented management teams who have exhibited a commitment to their companies (such as through significant stock ownership). During their review, the portfolio managers attempt to exclude companies engaging in practices that dilute shareholder value, such as payment of unreasonable compensation to executives through excessive stock-based compensation plans, or the existence or appearance of waste of corporate assets. From the information gathered through this process, the portfolio managers create earnings models that make projections about a company’s future financial performance, and proprietary valuation models that determine a reasonable price at which the Fund should purchase the company’s stock. The Fund seeks to purchase securities that trade at reasonable prices or prices below the companies’ intrinsic values.

The Fund invests primarily in equity securities of companies of all market capitalizations, including common stocks and common stock equivalents (such as rights, warrants and convertible securities), equity real estate investment trusts (REITs), and publicly-traded master limited partnerships and royalty trusts that typically invest in commodities or real estate. The Fund may invest a substantial portion of its assets in equity securities of foreign companies located in developed and emerging markets. The Fund may invest in foreign securities directly, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs), which are issued by a bank or trust company and represent ownership of underlying securities issued by a foreign company. ADRs may be sponsored or unsponsored.

Although the Fund is a diversified mutual fund, the Fund’s investment strategy emphasizes the application of diligent research to find investments that meet strict investment criteria. As a result, the Fund may invest in fewer stocks compared with other mutual funds that are more broadly diversified, and there could be a significant delay between the time that an investment is made in the Fund and the time that the Fund invests the proceeds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

Market Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Management Risk: The Sub-Advisor’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Foreign Securities Risk: The Fund may directly (or through ADRs or GDRs) invest in foreign securities, which are subject to additional risks not typically associated with investments in domestic securities, such as currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Depositary receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.

Emerging Market Risk: The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.

Small and Mid-Size Company Risk: Small and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

REIT Risk: The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

Diversification Risk: Although the Fund is diversified, it may invest a greater percentage of its assets in a fewer number of stocks compared with other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

Sector Focus Risk: From time to time, the Fund may focus its investments in particular sectors, such as real estate, energy or steel and metals, and weakness in these sectors could result in significant losses to the Fund. Companies in each of these industries are subject to a number of risks discussed in more detail above. For example, companies in the real estate sector are subject to possible declines in the value of real estate, adverse general and local economic conditions and environmental problems. Energy companies may be significantly affected by supply and demand factors, including weather, and general economic, social and political conditions, and by changes in domestic or foreign government regulation of energy related industries. The steel and metals sector can be significantly affected by events relating to international political and economic developments, energy conservation, commodity prices, competition and tax and other government regulations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing changes in its Class A performance from year to year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.  The Fund acquired all of the assets and liabilities of the Mirzam Capital Appreciation Fund (the “Predecessor Fund”), a series of the Unified Series Trust, in a tax-free reorganization on February 17, 2012. In connection with this acquisition, Class A shares of the Predecessor Fund were exchanged for Class A shares of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund Class A shares. Updated performance information is available at www.vrmfunds.com or by calling 1-877-477-7373.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-477-7373
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vrmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Annual Return 2008	rr_AnnualReturn2008	(32.92%)
Annual Return 2009	rr_AnnualReturn2009	40.57%
Annual Return 2010	rr_AnnualReturn2010	12.51%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 26.43% (quarter ended June 30, 2009), and the lowest return for a quarter was (20.25%) (quarter ended September 30, 2008). The Fund’s Class A year-to-date return for the period ended September 30, 2011 was (18.92%).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Vista Capital Appreciation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)	[3]
Vista Capital Appreciation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amounts redeemed within 30 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	790
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,996
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,644
1 Year	rr_AverageAnnualReturnYear01	12.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%	[3]
Vista Capital Appreciation Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%	[3]
Vista Capital Appreciation Fund | Class A | After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%	[3]
Vista Capital Appreciation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net assets)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amounts redeemed within 30 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.74%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	3.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,076
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,868
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,937
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses through December 31, 2012. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor.
[3]	Fund Inception Date 08/14/07